Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment
Balance beginning of period	$ 839,883
Vessel acquisitions (Note 3(c))	205,045	$ 404,530	$ 0
Depreciation	(24,387)	(17,822)	(13,579)
Balance end of period	1,036,157	839,883
Vessel Cost
Property Plant And Equipment
Balance beginning of period	944,984	540,454
Vessel acquisitions (Note 3(c))		404,530
Vessel acquisitions and other additions to vessels' cost (Note 3(c))	220,661
Depreciation	0	0
Balance end of period	1,165,645	944,984	540,454
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(105,101)	(87,279)
Vessel acquisitions (Note 3(c))		0
Vessel acquisitions and other additions to vessels' cost (Note 3(c))	0
Depreciation	(24,387)	(17,822)
Balance end of period	(129,488)	(105,101)	(87,279)
Net Book Value
Property Plant And Equipment
Balance beginning of period	839,883	453,175
Vessel acquisitions (Note 3(c))		404,530
Vessel acquisitions and other additions to vessels' cost (Note 3(c))	220,661
Depreciation	(24,387)	(17,822)
Balance end of period	$ 1,036,157	$ 839,883	$ 453,175